Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transactions [Abstract]
Charges/allocation related to Transition Services Agreement with Patriot	$ 2,211	$ 2,539	$ 2,302
Charges/allocations related to discontinued operations	$ 1,081	$ 2,685	$ 2,549